Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	1,355,906
Proposed Maximum Offering Price per Unit | $ / shares	0.307
Maximum Aggregate Offering Price	$ 416,263.14
Amount of Registration Fee	$ 57.49
Offering Note

(1)	Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices of the registrant’s common stock, par value $0.0001 per share, on the Nasdaq Capital Market on March 6, 2026 as reported by the Nasdaq Stock Market.
(2)	Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.